Cover	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2026
Entity File Number	001-40363
Entity Registrant Name	TRANSCODE THERAPEUTICS, INC.
Entity Central Index Key	0001829635
Entity Tax Identification Number	81-1065054
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6 Liberty Square
Entity Address, Address Line Two	#2382
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	857
Local Phone Number	837-3099
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RNAZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false